Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Consumer Discretionary—4.8%
Advance Auto Parts, Inc.	235,000	$36,072
BorgWarner, Inc.	2,100,000	81,354
Garmin Ltd.	215,000	20,395
		137,821

Consumer Staples—4.8%
Energizer Holdings, Inc.	1,800,000	70,452
Sysco Corp.	1,100,000	68,442
		138,894

Energy—1.5%
Phillips 66	825,000	42,768
Financials—13.4%
Capital One Financial Corp.	2,050,000	147,313
Hartford Financial Services Group, Inc. (The)	900,000	33,174
Progressive Corp. (The)	700,000	66,269
Synchrony Financial	2,300,000	60,191
Willis Towers Watson plc	300,000	62,646
Zions Bancorp NA	500,000	14,610
		384,203

Health Care—15.1%
Agilent Technologies, Inc.	900,000	90,846
Cooper Cos., Inc. (The)	130,000	43,826
Humana, Inc.	120,000	49,667
PerkinElmer, Inc.	600,000	75,306
Quest Diagnostics, Inc.	550,000	62,969
Teleflex, Inc.	145,000	49,361
Zimmer Biomet Holdings, Inc.	450,000	61,263
		433,238

Industrials—21.6%
AMETEK, Inc.	575,000	57,155
Carrier Global Corp.	2,100,000	64,134
Cummins, Inc.	225,000	47,511
Dover Corp.	275,000	29,794
Emerson Electric Co.	650,000	42,620
Hubbell, Inc.	275,000	37,631
Jacobs Engineering Group, Inc.	235,000	21,801
	Shares	Value

Industrials—continued
L3Harris Technologies, Inc.	485,000	$82,372
Nordson Corp.	285,000	54,669
Otis Worldwide Corp.	850,000	53,057
Republic Services, Inc.	550,000	51,342
Stanley Black & Decker, Inc.	400,000	64,880
Woodward, Inc.	185,000	14,830
		621,796

Information Technology—25.7%
Citrix Systems, Inc.	500,000	68,855
Dolby Laboratories, Inc. Class A	915,000	60,646
FLIR Systems, Inc.	1,500,000	53,775
Global Payments, Inc.	350,000	62,153
KLA Corp.	400,000	77,496
Marvell Technology Group Ltd.	2,000,000	79,400
Motorola Solutions, Inc.	940,000	147,402
NXP Semiconductors NV	525,000	65,525
Xilinx, Inc.	1,175,000	122,482
		737,734

Materials—6.3%
Avery Dennison Corp.	500,000	63,920
Celanese Corp.	580,000	62,321
PPG Industries, Inc.	450,000	54,936
		181,177

Real Estate—5.6%
American Homes 4 Rent Class A	2,150,000	61,232
Federal Realty Investment Trust	600,000	44,064
SBA Communications, Corp.	175,000	55,734
		161,030

Total Common Stocks (Identified Cost $2,496,306)		2,838,661

Total Long-Term Investments—98.8% (Identified Cost $2,496,306)		2,838,661

	Shares	Value

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(1)	21,890	$22
Total Short-Term Investment (Identified Cost $22)		22

TOTAL INVESTMENTS—98.8% (Identified Cost $2,496,328)		$2,838,683
Other assets and liabilities, net—1.2%		35,408
NET ASSETS—100.0%		$2,874,091

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Bermuda	3
Netherlands	2
Ireland	2
Switzerland	1
Total	100%
† % of total investments as of September 30, 2020.
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,838,661	$2,838,661
Money Market Mutual Fund	22	22
Total Investments	$2,838,683	$2,838,683
See Notes to Schedule of Investments

Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
See Notes to Schedule of Investments

CEREDEX MID-CAP VALUE EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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